Annual Total Returns- JPMorgan Realty Income Fund (R5 R6 Shares) [BarChart] - R5 R6 Shares - JPMorgan Realty Income Fund - Class R5	2011Variable Not Found	2012Variable Not Found	2013Variable Not Found	2014Variable Not Found	2015Variable Not Found	2016Variable Not Found	2017Variable Not Found	2018Variable Not Found	2019Variable Not Found	2020Variable Not Found
Total	10.95%	16.77%	0.95%	31.10%	3.05%	4.48%	4.12%	(7.02%)	30.32%	(3.90%)